Due to Affiliates (Parenthetical) (Detail) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended
	Jan. 20, 2012	Sep. 30, 2012	Dec. 31, 2012	Jan. 27, 2012 Wells Timo Advisory Agreement Public Offerings
Related Party Transaction [Line Items]
Related party transaction, write-off of deferred costs	$ 25,100,000	$ 27,315,249	$ 27,315,249	$ 2,200,000